Loans (Tables)	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Summary Of Loan Portfolio

	December 31,	December 31,
(Dollars in thousands)	2011	2010
Balance:
Commercial	$2,498,313	$2,049,326
Commercial real-estate	3,514,261	3,338,007
Home equity	862,345	914,412
Residential real-estate	350,289	353,336
Premium finance receivables - commercial	1,412,454	1,265,500
Premium finance receivables - life insurance	1,695,225	1,521,886
Indirect consumer	64,545	51,147
Consumer and other	123,945	106,272

Total loans, net of unearned income, excluding covered loans	$10,521,377	$9,599,886
Covered loans	651,368	334,353

Total loans	$11,172,745	$9,934,239

Mix:
Commercial	22%	21%
Commercial real-estate	31	34
Home equity	8	9
Residential real-estate	3	3
Premium finance receivables - commercial	13	13
Premium finance receivables - life insurance	15	15
Indirect consumer	1	1
Consumer and other	1	1

Total loans, net of unearned income, excluding covered loans	94%	97%
Covered loans	6	3

Total loans	100%	100%

Unpaid Principal Balance And Carrying Value Of Acquired Loans

	December 31, 2011		December 31, 2010
(Dollars in thousands)	Unpaid Principal Balance	Carrying Value	Unpaid Principal Balance	Carrying Value
Bank acquisitions	866,874	596,946	432,566	331,295
Life insurance premium finance loans acquisition	632,878	598,463	752,129	695,587

Estimated Details On Loans Acquisition

(Dollars in thousands)	The Bank of Commerce	Community First Bank - Chicago	First Chicago	Elgin State Bank
Contractually required payments including interest	$127,122	$22,178	$564,346	$77,998
Less: Nonaccretable difference	56,257	6,313	321,117	11,481

Cash flows expected to be collected (1)	70,865	15,865	243,229	66,517
Less: Accretable yield	4,414	688	20,132	4,213

Fair value of loans acquired with evidence of credit quality deterioration since origination	$66,451	$15,177	$223,097	$62,304

(1)	Represents undiscounted expected principal and interest cash flows at acquisition.

Activity Related To Accretable Yield Of Loans Acquired With Evidence Of Credit Quality Deterioration Since Origination

	Years Ended December 31,
	2011		2010
(Dollars in thousands)	Bank Acquisitions	Life Insurance Premium Finance Loans	Bank Acquisitions	Life Insurance Premium Finance Loans
Accretable yield, beginning balance	$39,809	$33,315	$—	$65,026
Acquisitions	29,447	—	45,615	—
Accretable yield amortized to interest income	(39,171)	(22,109)	(10,695)	(43,931)
Accretable yield amortized to indemnification asset	(37,888)	—	—	—
Reclassification from non-accretable difference (1)	163,403	5,215	—	1,652
Increases in interest cash flows due to payments and changes in interest rates	17,520	2,440	4,889	10,568

Accretable yield, ending balance	$173,120	$18,861	$39,809	$33,315

(1)	Reclassification is the result of subsequent increases in expected principal cash flows.